Note 5 - Prepaid Expenses (Details Textual) - Shares Issued for Prepaid Services [Member] $ in Thousands	Jul. 27, 2024 USD ($) shares
Number of Strategic Investments	4
Arrangement, Shares to be Issued (in shares) | shares	433,360
Prepaid Expense | $	$ 2,925
Arrangement, Period (Year)	3 years